COMMON SHARES & TREASURY SHARES (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 USD ($) Share Board_Member Per_share Vote shares	Jan. 26, 2018 USD ($)	Dec. 31, 2017 USD ($) Per_share shares	Dec. 31, 2016 USD ($) Per_share shares	Dec. 31, 2015 shares
Common Shares & Treasury Shares [Abstract]
Share capital	$ 742,000	$ 100,000,000	$ 623,000
Share capital issued from private placement		$ 97,000,000
Number of votes in share capital | Vote	350,000,000
Maximum portion of agreegate issued and outstanding shares for holding rights as per written notification | Share	0.33
Number of days elapsed from written notice of Board of Directors receipt	5 days
Minimum number of board members confirming written notice | Board_Member	0.66
Total consideration for the treasury shares	$ 2,887,000		$ 2,887,000	$ 2,900,000
Number of treasury shares held | shares	312,900		312,900	312,900	15,300
Nominal value per treasury share | Per_share	0.01		0.01	0.01
Nominal value of treasury shares held	$ 3,100		$ 3,100	$ 200
Market value of treasury shares held	$ 2,100,000		$ 2,700,000	$ 2,800,000